Segmented Information	6 Months Ended
May 31, 2018
Segment Reporting [Abstract]
Segmented Information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2018	2017	2018	2017
	$	$	$	$
Revenue
Canada	—	—	—	—
United States	576,967	2,001,512	911,485	3,236,878
	576,967	2,001,512	911,485	3,236,878

	May 31,	November 30,
	2018	2017
	$	$
Total assets
Canada	6,668,412	7,396,781

Total property and equipment
Canada	3,059,458	3,267,551